Revenue - Accounts receivables allowance (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Changes in accounts receivables allowance
Beginning balance	$ 290	$ 290	$ 145
Reversal of account receivables allowance		(304)	(13)
Allowance for doubtful accounts	$ 191	194	158
Ending balance		$ 180	$ 290